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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07242

The Cutler Trust
(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Matthew C. Patten

Cutler Investment Counsel, LLC 525 Bigham Knoll Jacksonville, Oregon 97530
(Name and address of agent for service)

Registrant's telephone number, including area code:	(541) 770-9000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Cutler Trust

CUTLER EQUITY FUND

CUTLER FIXED INCOME FUND

CUTLER EMERGING MARKETS FUND

SEMI-ANNUAL REPORT

December 31, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-800-228-8537 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-228-8537. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

The Cutler Trust
Table of Contents

The Cutler Trust
Letter to Shareholders

To the Cutler Trust Shareholders:

Enclosed is the Semi-Annual Report for the Cutler Trust for the six months ended December 31, 2019. Please take a few minutes to review this information, which includes performance, holdings, and other important information regarding your investment.

Markets were very much in harmony this past year, with nearly all asset classes in positive territory. This was a welcome reprieve from the sell-off experienced at the end of 2018. After the S&P 500 dropped nearly 20% at the end of 2018, the Federal Reserve announced a change from a hawkish tightening cycle to a more accommodative approach. The influx of liquidity from the subsequent rate cuts, coming immediately after a period of “Quantitative Tightening,” led to a multitude of positive effects for domestic investors. Equities rallied. Bond yields dropped. Global growth appears to have picked up.

As 2020 began, a great deal of optimism had been created from a trade truce with China and markets have continued last year’s rally. However, recent news of the coronavirus has investors on edge. Will the restrictions China has imposed domestically curb global growth? Will U.S. elections impact investor sentiment here at home? These are important developments to monitor as the year progresses. U.S. equities are richly valued today and sustained earnings growth will be important to support these current market levels.

While we feel that U.S. markets are fully valued, we continue to apply Cutler’s dividend philosophy within the Cutler Equity Fund to guide us to favorable opportunities. A strong dividend history remains the core tenet of the strategy. Our value bias means that we are not looking for the fastest growing companies, but instead we are looking for stability and predictability of growth.

Thank you for your continued confidence in Cutler. We continue to provide periodic market updates and commentary on our website www.cutler.com. There you can also find sign-up options for our newsletter or periodic webinars. And as always, feel free to call us anytime with questions about your investments.

Sincerely,

Erich Patten	Matthew Patten
Chief Investment Officer	Chief Executive Officer

Before investing you should carefully consider the Cutler Funds’ investment objectives, risks, charges and expenses. This and other information is in the prospectus, a copy of which may be obtained by calling 1-800-228-8537. Please read the prospectus carefully before you invest.

The views in this report were those of the Cutler Funds’ investment adviser as of December 31, 2019 and may not reflect its views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Cutler Funds and do not constitute investment advice.

Cutler Equity Fund
Performance Information
December 31, 2019 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Equity Fund and S&P 500 Index

Average Annual Total Returns (for periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Cutler Equity Fund(a)	24.69%	8.98%	11.65%
S&P 500 Index(b)	31.49%	11.70%	13.56%

(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)

The S&P 500 Index is a market capitalization weighted index that is widely used as a barometer of U.S. stock market performance. The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

Cutler Fixed Income Fund
Performance Information
December 31, 2019 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Fixed Income Fund, Bloomberg Barclays Intermediate U.S. Government/Credit Index and Bloomberg Barclays Short-Term U.S. Government Index

Average Annual Total Returns (for periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Cutler Fixed Income Fund(a)	4.44%	0.86%	1.91%
Bloomberg Barclays Intermediate U.S. Government/ Credit Index(b)	6.80%	2.57%	3.05%
Bloomberg Barclays Short-Term U.S. Government Index(b)	3.59%	1.41%	1.25%

(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)

The Bloomberg Barclays Intermediate U.S. Government/Credit Index and the Bloomberg Barclays Short-Term U.S. Government Index cover intermediate and short-term, respectively, fixed income securities of the U.S government and publicly-issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The indices are unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

Cutler Emerging Markets Fund
Performance Information
December 31, 2019 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Emerging Markets Fund, S&P Emerging BMI Total Return Index*
and MSCI Emerging Markets Index

*

Effective December 31, 2018, the Fund changed its benchmark from the MSCI Emerging Markets Index to the S&P Emerging BMI Total Return Index. This benchmark change was made because the S&P Emerging BMI Total Return Index more precisely reflects the market in which the Fund invests.

Cutler Emerging Markets Fund
Performance Information
December 31, 2019 (Unaudited)

Average Annual Total Returns (for periods ended December 31, 2019)
	1 Year	3 Years	Since Inception(a)
Cutler Emerging Markets Fund(b)	9.38%	6.09%	0.12%
S&P Emerging BMI Total Return Index(c)	19.86%	12.02%	6.09%
MSCI Emerging Markets Index(d)	18.42%	11.57%	5.57%

(a)	The Fund commenced operations on July 1, 2015.
(b)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)

The S&P Emerging BMI Total Return Index captures all companies domiciled in the emerging markets within the S&P Global BMI with a float-adjusted market capitalization of at least USD 100 million meeting 6- and 12-month median value traded requirements. The index is segmented by country/region, size (large, mid and small), style (value and growth), and GICS (sectors/industry groups). The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

(d)

The MSCI Emerging Markets Index captures large and mid cap representation across 26 emerging markets: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

Cutler Equity Fund
Portfolio Information
December 31, 2019 (Unaudited)

Sector Allocation (% of Net Assets)

Cutler Fixed Income Fund
Portfolio Information
December 31, 2019 (Unaudited)

Asset Allocation (% of Net Assets)

Cutler Emerging Markets Fund
Portfolio Information
December 31, 2019 (Unaudited)

Country Allocation (% of Net Assets)

Cutler Equity Fund Schedule of Investments December 31, 2019 (Unaudited)
COMMON STOCKS — 99.7%	Shares	Value
Communication Services — 9.0%
Diversified Telecommunication Services — 4.9%
AT&T, Inc.	98,403	$3,845,589
Verizon Communications, Inc.	69,786	4,284,861
		8,130,450
Entertainment — 4.1%
Walt Disney Company (The)	46,742	6,760,295

Consumer Discretionary — 8.5%
Hotels, Restaurants & Leisure — 4.2%
McDonald’s Corporation	34,655	6,848,175

Specialty Retail — 4.3%
Home Depot, Inc. (The)	32,575	7,113,728

Consumer Staples — 11.3%
Beverages — 2.8%
PepsiCo, Inc.	33,995	4,646,097

Food & Staples Retailing — 5.5%
Kroger Company (The)	113,971	3,304,019
Walmart, Inc.	49,177	5,844,195
		9,148,214
Household Products — 3.0%
Procter & Gamble Company (The)	39,130	4,887,337

Energy — 5.6%
Energy Equipment & Services — 0.6%
Schlumberger Ltd.	25,000	1,005,000

Oil, Gas & Consumable Fuels — 5.0%
Chevron Corporation	40,070	4,828,836
Exxon Mobil Corporation	49,563	3,458,506
		8,287,342
Financials — 16.3%
Banks — 5.6%
M&T Bank Corporation	26,440	4,488,190
PNC Financial Services Group, Inc. (The)	29,500	4,709,085
		9,197,275
Capital Markets — 6.1%
BlackRock, Inc.	12,284	6,175,167
Northern Trust Corporation	36,500	3,877,760
		10,052,927

Cutler Equity Fund Schedule of Investments (Continued)
COMMON STOCKS — 99.7% (Continued)	Shares	Value
Financials — 16.3% (Continued)
Insurance — 4.6%
Marsh & McLennan Companies, Inc.	39,500	$4,400,695
Prudential Financial, Inc.	34,000	3,187,160
		7,587,855
Health Care — 17.1%
Health Care Equipment & Supplies — 7.4%
Becton, Dickinson and Company	26,025	7,078,019
Medtronic plc	45,500	5,161,975
		12,239,994
Pharmaceuticals — 9.7%
Bristol-Myers Squibb Company	88,363	5,672,021
Johnson & Johnson	33,670	4,911,443
Merck & Company, Inc.	58,290	5,301,476
		15,884,940
Industrials — 15.1%
Aerospace & Defense — 2.6%
United Technologies Corporation	28,510	4,269,657

Commercial Services & Supplies — 2.7%
Republic Services, Inc.	49,000	4,391,870

Machinery — 7.6%
Caterpillar, Inc.	41,780	6,170,070
Deere & Company	37,194	6,444,233
		12,614,303
Road & Rail — 2.2%
Union Pacific Corporation	20,000	3,615,800

Information Technology — 12.7%
Semiconductors & Semiconductor Equipment — 7.6%
Intel Corporation	102,465	6,132,530
Texas Instruments, Inc.	49,865	6,397,181
		12,529,711
Software — 5.1%
Microsoft Corporation	53,425	8,425,122

Cutler Equity Fund Schedule of Investments (Continued)
COMMON STOCKS — 99.7% (Continued)	Shares	Value
Materials — 1.6%
Chemicals — 1.6%
Dow, Inc.	22,291	$1,219,987
DuPont de Nemours, Inc.	23,291	1,495,282
		2,715,269
Utilities — 2.5%
Multi-Utilities — 2.5%
Dominion Energy, Inc.	49,243	4,078,305

Total Common Stocks (Cost $93,955,976)		$164,429,666

MONEY MARKET FUNDS — 0.3%	Shares	Value
Invesco STIT Government & Agency Portfolio - Institutional Class, 1.51% (a) (Cost $509,014)	509,014	$509,014

Total Investments at Value — 100.0% (Cost $94,464,990)		$164,938,680

Other Assets in Excess of Liabilities — 0.0% (b)		22,311

Net Assets — 100.0%		$164,960,991

(a)	The rate shown is the 7-day effective yield as of December 31, 2019.
(b)	Percentage rounds to less than 0.1%.
See accompanying notes to financial statements.

Cutler Fixed Income Fund Schedule of Investments December 31, 2019 (Unaudited)
U.S. TREASURY OBLIGATIONS — 33.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	1.875%	12/15/20	$250,000	$250,547
U.S. Treasury Notes	2.375%	03/15/21	250,000	252,178
U.S. Treasury Notes	2.125%	06/30/22	1,000,000	1,013,203
U.S. Treasury Notes	1.625%	02/15/26	700,000	693,847
U.S. Treasury Notes	1.625%	05/15/26	650,000	643,424
U.S. Treasury Notes	2.000%	11/15/26	500,000	505,801
Total U.S. Treasury Obligations (Cost $3,282,627)				$3,359,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 43.6%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank — 16.8%
Federal Farm Credit Bank	2.750%	06/26/23	$500,000	$518,822
Federal Farm Credit Bank	2.040%	02/10/25	100,000	99,878
Federal Farm Credit Bank	2.370%	05/01/25	300,000	308,463
Federal Farm Credit Bank	2.240%	07/06/27	500,000	492,081
Federal Farm Credit Bank	2.500%	07/12/27	250,000	247,374
				1,666,618
Federal Home Loan Bank — 20.1%
Federal Home Loan Bank	1.750%	10/27/22	500,000	499,741
Federal Home Loan Bank	2.125%	03/10/23	150,000	152,539
Federal Home Loan Bank	1.500%	07/27/28	1,000,000	992,451
Federal Home Loan Bank	2.570%	10/06/31	345,000	345,000
				1,989,731
Federal Home Loan Mortgage Corporation — 1.5%
Federal Home Loan Mortgage Corporation	1.750%	10/27/23	150,000	149,929

Private Export Funding Corporation — 3.7%
Private Export Funding Corporation	4.300%	12/15/21	350,000	367,241

U.S. Department of Housing and Urban Development — 1.5%
U.S. Department of Housing and Urban Development	4.130%	08/01/25	150,000	151,927

Total U.S. Government Agency Obligations (Cost $4,237,546)				$4,325,446

Cutler Fixed Income Fund Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 0.5%	Coupon		Maturity	Par Value	Value
Commercial — 0.0% (a)
Wachovia Bank Commercial Mortgage Trust, IO, Series 2005-C21, 144A	0.000	%(b)	10/01/44	$57,826,605	$578

Federal Home Loan Mortgage Corporation — 0.3%
FHLMC, Pool #J13584	3.500%		11/01/25	15,507	16,075
FHLMC, Series 1963	7.500%		01/01/27	10,543	11,912
					27,987
Federal National Mortgage Association — 0.2%
FNMA, Pool #899237	5.000%		03/01/22	1,194	1,233
FNMA, Series 2002-93	6.500%		03/01/32	14,689	16,953
					18,186

Total Mortgage-Backed Securities (Cost $42,498)					$46,751

CORPORATE BONDS — 18.4%	Coupon		Maturity	Par Value	Value
Consumer Discretionary — 3.2%
Dollar Tree, Inc.	4.000%		05/15/25	$150,000	$160,483
NVR, Inc.	3.950%		09/15/22	150,000	156,297
					316,780
Consumer Staples — 1.6%
Dollar General Corporation	4.125%		05/01/28	150,000	163,835

Financials — 5.7%
Citigroup, Inc.	2.700%		10/27/22	150,000	152,497
Finial Holdings, Inc.	7.125%		10/15/23	250,000	287,005
First American Financial Advisors, Inc.	4.300%		02/01/23	125,000	129,484
					568,986
Health Care — 1.6%
Cigna Corporation	3.250%		04/15/25	150,000	154,633

Industrials — 3.1%
Mueller Industries, Inc.	6.000%		03/01/27	150,000	153,562
Textron, Inc. (3MO LIBOR +55)	2.451	%(b)	11/10/20	150,000	150,006
					303,568
Information Technology — 1.7%
S&P Global, Inc.	4.400%		02/15/26	150,000	166,364

Cutler Fixed Income Fund Schedule of Investments (Continued)
CORPORATE BONDS — 18.4% (Continued)	Coupon	Maturity	Par Value	Value
Materials — 1.5%
Mosaic Company	3.250%	11/15/22	$150,000	$153,916

Total Corporate Bonds (Cost $1,756,029)				$1,828,082

MONEY MARKET FUNDS — 3.3%	Shares	Value
Invesco STIT Government & Agency Portfolio - Institutional Class, 1.51% (c) (Cost $330,380)	330,380	$330,380

Total Investments at Value — 99.7% (Cost $9,649,080)		$9,889,659

Other Assets in Excess of Liabilities — 0.3%		32,969

Net Assets — 100.0%		$9,922,628

IO - Interest only strip. Par value shown is the notional value, not a true par value (Note 7).
LIBOR - London Interbank Offered Rate.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $578 as of December 31, 2019, representing 0.0%(a) of net assets.

(a) Percentage rounds to less than 0.1%.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c) The rate shown is the 7-day effective yield as of December 31, 2019.
See accompanying notes to financial statements.

Cutler Emerging Markets Fund Schedule of Investments December 31, 2019 (Unaudited)
COMMON STOCKS — 69.9%	Shares	Value
Brazil — 3.3%
Ambev S.A. - ADR	32,010	$149,167
Banco Bradesco S.A. - ADR	20,782	185,999
TIM Participacoes S.A. - ADR	7,700	147,147
		482,313
Chile — 1.9%
Empresa Nacional de Telecomunicaciones S.A. (a)	17,614	125,279
Viña Concha y Toro S.A.	79,500	149,692
		274,971
China — 2.9%
China Petroleum & Chemical Corporation - ADR	1,600	96,240
PetroChina Company Ltd. - ADR	4,176	210,178
Sinopec Shanghai Petrochemical Company Ltd. - ADR	3,704	113,157
		419,575
Colombia — 1.1%
Grupo de Inversiones Suramericana S.A.	14,983	155,127

Hong Kong — 18.5%
Beijing Enterprises Holdings Ltd. (b)	41,000	188,129
BOC Hong Kong Holdings Ltd. (b)	60,000	208,283
China Overseas Land & Investment Ltd. (b)	59,000	229,778
China Resources Beer Holdings Company Ltd. (b)	104,000	575,278
China Resources Land Ltd. (b)	68,000	338,319
CITIC Ltd. (b)	107,000	142,813
Hengan International Group Company Ltd. (b)	39,000	277,797
Lenovo Group Ltd. - ADR	8,206	109,796
Shanghai Industrial Holdings Ltd. (b)	69,000	132,829
Shanghai Industrial Urban Development Group Ltd. (b)	69,000	8,675
Sino Biopharmaceutical Ltd. (b)	148,500	207,752
Tingyi (Cayman Islands) Holding Corporation (b)	148,000	252,594
		2,672,043
India — 1.7%
HDFC Bank Ltd. - ADR	3,774	239,159

Indonesia — 3.9%
Indofood Sukses Makmur Tbk. (b)	277,700	158,005
Semen Indonesia Persero Tbk. (b)	263,100	226,401
Telekomunikasi Indonesia Persero Tbk. - ADR	6,514	185,649
		570,055

Cutler Emerging Markets Fund Schedule of Investments (Continued)
COMMON STOCKS — 69.9% (Continued)	Shares	Value
Korea (Republic of) — 8.9%
AmorePacific Group (a)(b)	710	$50,772
DB Insurance Company Ltd. (a)(b)	2,159	97,622
Korea Gas Corporation (a)(b)	3,880	126,910
KT Corporation - ADR	11,956	138,689
LG Corporation (a)(b)	3,275	208,881
POSCO - ADR	2,676	135,459
Samsung Electronics Company Ltd. (b)	9,400	453,404
Samsung Fire & Marine Insurance Company Ltd. (a)(b)	370	77,864
		1,289,601
Malaysia — 4.7%
CIMB Group Holdings Berhad (b)	238,943	300,799
Genting Berhad (b)	84,200	124,531
Malayan Banking Berhad (b)	119,665	252,743
		678,073
Mexico — 2.8%
Américan Móvil S.A.B. de C.V. - Class L - ADR	15,817	253,072
Coca-Cola Femsa S.A.B. de C.V.	23,837	144,732
		397,804
Netherlands — 0.6%
Prosus N.V. - ADR (a)	6,285	93,647

Philippines — 2.4%
Aboitiz Equity Ventures, Inc. (b)	87,350	88,603
Altus San Nicolas Corporation (a)(c)(d)	4,407	423
Robinsons Land Corporation	228,364	124,116
Universal Robina Corporation	45,370	129,782
		342,924
South Africa — 4.2%
Liberty Holdings Ltd.	16,865	133,243
Naspers Ltd. - Class N - ADR	6,285	204,640
Sasol Ltd. - ADR	4,502	97,289
Shoprite Holdings Ltd. (b)	10,000	89,945
Shoprite Holdings Ltd. - ADR	8,803	79,491
		604,608
Taiwan Province of China — 9.6%
Cheng Shin Rubber Industry Company Ltd. (b)	54,000	75,415
Compal Electronics, Inc. (b)	238,000	150,087
CTCI Corporation (b)	156,000	198,346
Delta Electronics, Inc. (b)	39,100	198,099
Giant Manufacturing Company Ltd. (b)	21,000	149,673
President Chain Store Corporation (b)	29,000	294,840
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,575	323,907
		1,390,367

Cutler Emerging Markets Fund Schedule of Investments (Continued)
COMMON STOCKS — 69.9% (Continued)	Shares	Value
Thailand — 2.0%
Charoen Pokphand Foods pcl (b)	309,000	$285,192

United States — 1.4%
Southern Copper Corporation	4,890	207,727

Total Common Stocks (Cost $9,246,322)		$10,103,186

PREFERRED STOCKS — 7.3%	Shares	Value
Brazil — 5.6%
Companhia Brasileira de Distribuição - ADR (e)	7,000	$153,090
Companhia Paranaense de Energia-Copel - ADR (e)	15,000	254,100
Itau Unibanco Holding S.A. - ADR (e)	28,905	264,481
Telefonica Brasil S.A. - ADR (e)	8,850	126,732
		798,403
Korea (Republic of) — 0.0% (f)
AmorePacific Group (a)(e)	48	2,268

Russian Federation — 1.7%
Surgutneftegaz PJSC - ADR (e)	39,980	248,276

Total Preferred Stocks (Cost $753,342)		$1,048,947

EXCHANGE-TRADED FUNDS — 17.1%	Shares	Value
Columbia India Consumer ETF	11,000	$464,420
iShares China Large-Cap ETF	7,500	327,225
iShares MSCI India ETF	26,800	942,020
iShares MSCI Japan ETF	2,750	162,910
iShares MSCI Taiwan ETF	4,429	182,165
VanEck Vectors India Small-Cap Index ETF	1,890	62,011
VanEck Vectors Vietnam ETF	20,900	334,191
Total Exchange-Traded Funds (Cost $2,349,450)		$2,474,942

Cutler Emerging Markets Fund Schedule of Investments (Continued)
MONEY MARKET FUNDS — 5.5%	Shares	Value
Invesco STIT Government & Agency Portfolio - Institutional Class, 1.51% (g) (Cost $791,381)	791,381	$791,381

Total Investments at Value — 99.8% (Cost $13,140,495)		$14,418,456

Other Assets in Excess of Liabilities — 0.2%		35,307

Net Assets — 100.0%		$14,453,763

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	Level 2 security (Note 2).
(c)	Illiquid security. The total value of such securities is $423 as of December 31, 2019, representing 0.0%(f) of net assets.
(d)

Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees. The total value of such securities is $423 as of December 31, 2019, representing 0.0%(f) of net assets.

(e)	Security has a perpetual maturity date.
(f)	Percentage rounds to less than 0.1%.
(g)	The rate shown is the 7-day effective yield as of December 31, 2019.
See accompanying notes to financial statements.

Cutler Emerging Markets Fund Summary of Common Stocks & Preferred Stocks by Sector and Industry December 31, 2019 (Unaudited)
Sector/Industry	% of Net Assets
Communication Services — 8.2%
Diversified Telecommunication Services	3.1%
Media	1.4%
Wireless Telecommunication Services	3.7%
Consumer Discretionary — 3.1%
Auto Components	0.5%
Hotels, Restaurants & Leisure	0.9%
Internet & Direct Marketing Retail	0.7%
Leisure Equipment & Products	1.0%
Consumer Staples — 19.3%
Beverages	7.0%
Food & Staples Retailing	4.3%
Food Products	5.7%
Personal Products	2.3%
Energy — 3.8%
Oil, Gas & Consumable Fuels	3.8%
Financials — 13.3%
Banks	10.0%
Diversified Financial Services	1.1%
Insurance	2.2%
Health Care — 1.4%
Pharmaceuticals	1.4%
Industrials — 5.3%
Construction & Engineering	1.4%
Industrial Conglomerates	3.9%
Information Technology — 8.6%
Electronic Equipment, Instruments & Components	1.4%
Semiconductors & Semiconductor Equipment	2.3%
Technology Hardware, Storage & Peripherals	4.9%
Materials — 5.4%
Chemicals	1.4%
Construction Materials	1.6%
Metals & Mining	2.4%
Real Estate — 4.9%
Real Estate Management & Development	4.9%
Utilities — 3.9%
Electric Utilities	1.7%
Gas Utilities	2.2%
77.2%

See accompanying notes to financial statements.

The Cutler Trust Statements of Assets and Liabilities December 31, 2019 (Unaudited)
	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
ASSETS
Investments in securities:
At cost	$94,464,990	$9,649,080	$13,140,495
At value (Note 2)	$164,938,680	$9,889,659	$14,418,456
Cash denominated in foreign currency (Cost $27,697)	—	—	28,986
Receivable for capital shares sold	3,257	24	1,744
Dividends and interest receivable	246,916	53,200	33,125
Other assets	18,195	6,060	3,026
Total assets	165,207,048	9,948,943	14,485,337

LIABILITIES
Payable for capital shares redeemed	37,804	2,503	276
Payable to Adviser (Note 3)	89,639	2,128	—
Payable to administrator (Note 3)	20,900	6,000	6,500
Other accrued expenses	97,714	15,684	24,798
Total liabilities	246,057	26,315	31,574

NET ASSETS	$164,960,991	$9,922,628	$14,453,763

NET ASSETS CONSIST OF:
Paid-in capital	$93,511,634	$12,487,452	$13,347,533
Accumulated earnings (deficit)	71,449,357	(2,564,824)	1,106,230
NET ASSETS	$164,960,991	$9,922,628	$14,453,763

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,541,609	1,125,476	1,517,872

Net asset value, offering price and redemption price per share (Note 2)	$21.87	$8.82	$9.52

See accompanying notes to financial statements.

The Cutler Trust Statements of Operations For the Six Months Ended December 31, 2019 (Unaudited)
	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
INVESTMENT INCOME
Dividend income	$2,180,503	$1,527	$346,424
Interest income	—	129,548	—
Foreign withholding taxes on dividends	—	—	(26,411)
Total investment income	2,180,503	131,075	320,013

EXPENSES
Investment advisory fees (Note 3)	603,702	26,218	59,006
Administration fees (Note 3)	120,825	36,000	39,000
Shareholder servicing fees (Note 4)	119,927	10	—
Legal fees	28,289	1,750	2,460
Audit and tax services fees	8,754	9,750	10,002
Registration and filing fees	11,371	8,935	6,459
Custody and bank service fees	8,844	2,648	9,955
Trustees’ fees (Note 3)	16,272	1,092	1,386
Pricing costs	478	3,541	10,741
Insurance expense	8,615	754	915
Postage and supplies	4,902	1,700	2,183
Printing of shareholder reports	2,947	1,941	1,812
Other expenses	5,533	4,504	7,602
Total expenses	940,459	98,843	151,521
Less contractual fee reductions by the Adviser (Note 3)	(14,782)	—	(43,921)
Fees voluntarily waived by the Adviser (Note 3)	—	(13,109)	—
Net expenses	925,677	85,734	107,600

NET INVESTMENT INCOME	1,254,826	45,341	212,413

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investment transactions	4,642,825	1,598	15,389
Foreign currency transactions	—	—	(655)
Net change in unrealized appreciation (depreciation) on:
Investments	8,648,330	38,256	(29,592)
Foreign currency translation	—	—	1,388
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	13,291,155	39,854	(13,470)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$14,545,981	$85,195	$198,943

See accompanying notes to financial statements.

Cutler Equity Fund Statements of Changes in Net Assets
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
FROM OPERATIONS
Net investment income	$1,254,826	$2,375,687
Net realized gains from investment transactions	4,642,825	3,802,337
Net change in unrealized appreciation (depreciation) on investments	8,648,330	9,155,680
Net increase in net assets from operations	14,545,981	15,333,704

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(5,452,719)	(8,082,565)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,521,917	10,555,041
Net asset value of shares issued in reinvestment of distributions to shareholders	5,430,829	8,028,678
Payments for shares redeemed	(13,749,791)	(16,767,414)
Net increase (decrease) from capital share transactions	(3,797,045)	1,816,305

TOTAL INCREASE IN NET ASSETS	5,296,217	9,067,444

NET ASSETS
Beginning of period	159,664,774	150,597,330
End of period	$164,960,991	$159,664,774

CAPITAL SHARE ACTIVITY
Shares sold	214,051	545,315
Shares reinvested	250,268	427,180
Shares redeemed	(648,464)	(844,732)
Net increase (decrease) in shares outstanding	(184,145)	127,763
Shares outstanding at beginning of period	7,725,754	7,597,991
Shares outstanding at end of period	7,541,609	7,725,754

See accompanying notes to financial statements.

Cutler Fixed Income Fund Statements of Changes in Net Assets
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
FROM OPERATIONS
Net investment income	$45,341	$51,863
Net realized gains (losses) from investment transactions	1,598	(711,542)
Net change in unrealized appreciation (depreciation) on investments	38,256	1,033,594
Net increase in net assets from operations	85,195	373,915

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(42,417)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	174,573	527,597
Net asset value of shares issued in reinvestment of distributions to shareholders	42,000	—
Payments for shares redeemed	(1,148,080)	(2,404,646)
Net decrease from capital share transactions	(931,507)	(1,877,049)

TOTAL DECREASE IN NET ASSETS	(888,729)	(1,503,134)

NET ASSETS
Beginning of period	10,811,357	12,314,491
End of period	$9,922,628	$10,811,357

CAPITAL SHARE ACTIVITY
Shares sold	19,734	62,188
Shares reinvested	4,757	—
Shares redeemed	(130,242)	(282,908)
Net decrease in shares outstanding	(105,751)	(220,720)
Shares outstanding at beginning of period	1,231,227	1,451,947
Shares outstanding at end of period	1,125,476	1,231,227

See accompanying notes to financial statements.

Cutler Emerging Markets Fund Statements of Changes in Net Assets
	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
FROM OPERATIONS
Net investment income	$212,413	$178,635
Net realized gains (losses) from:
Investment transactions	15,389	31,342
Foreign currency transactions	(655)	(2,533)
Net change in unrealized appreciation (depreciation) on:
Investments	(29,592)	(144,857)
Foreign currency translation	1,388	287
Net increase in net assets from operations	198,943	62,874

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(250,954)	(171,021)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,117,482	2,056,827
Net asset value of shares issued in reinvestment of distributions to shareholders	250,918	171,021
Payments for shares redeemed	(990,804)	(1,944,897)
Net increase from capital share transactions	377,596	282,951

TOTAL INCREASE IN NET ASSETS	325,585	174,804

NET ASSETS
Beginning of period	14,128,178	13,953,374
End of period	$14,453,763	$14,128,178

CAPITAL SHARE ACTIVITY
Shares sold	121,194	219,282
Shares reinvested	26,637	19,346
Shares redeemed	(106,705)	(211,753)
Net increase in shares outstanding	41,126	26,875
Shares outstanding at beginning of period	1,476,746	1,449,871
Shares outstanding at end of period	1,517,872	1,476,746

See accompanying notes to financial statements.

Cutler Equity Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2019		Years Ended June 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value at beginning of period	$20.67		$19.82	$18.39	$17.15	$17.06	$17.33

Income from investment operations:
Net investment income	0.17		0.31	0.28	0.28	0.30	0.25
Net realized and unrealized gains on investments	1.76		1.62	1.68	1.42	0.88	0.02
Total from investment operations	1.93		1.93	1.96	1.70	1.18	0.27

Less distributions from:
Net investment income	(0.17)		(0.31)	(0.28)	(0.29)	(0.28)	(0.25)
Net realized gains	(0.56)		(0.77)	(0.25)	(0.17)	(0.81)	(0.29)
Total distributions	(0.73)		(1.08)	(0.53)	(0.46)	(1.09)	(0.54)

Net asset value at end of period	$21.87		$20.67	$19.82	$18.39	$17.15	$17.06

Total return (a)	9.42	%(b)	10.36%	10.63%	9.97%	7.40%	1.49%

Net assets at end of period (000’s)	$164,961		$159,665	$150,597	$141,585	$132,136	$122,739

Ratios/supplementary data:

Ratio of total expenses to average net assets	1.17	%(c)	1.16%	1.16%	1.14%	1.15%	1.15%

Ratio of net expenses to average net assets (d)	1.15	%(c)	1.15%	1.15%	1.14%	1.15%	1.15%

Ratio of net investment income to average net assets (d)	1.56	%(c)	1.56%	1.41%	1.54%	1.79%	1.42%

Portfolio turnover rate	2	%(b)	5%	10%	5%	11%	14%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees (Note 3).

(b)	Not annualized.
(c)	Annualized.
(d)	Ratio was determined after advisory fee reductions (Note 3).
See accompanying notes to financial statements.

Cutler FIXED Income Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2019		Years Ended June 30,
	(Unaudited)		2019		2018		2017		2016		2015
Net asset value at beginning of period	$8.78		$8.48		$8.53		$9.69		$10.18		$10.01

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.02		(0.11)		0.25		0.79		0.49
Net realized and unrealized gains (losses) on investments	0.04		0.28		0.06	(a)	(0.72)		(0.50)		(0.12)
Total from investment operations	0.08		0.30		(0.05)		(0.47)		0.29		0.37

Less distributions from:
Net investment income	(0.04)		—		—		(0.69)		(0.78)		(0.20)

Net asset value at end of period	$8.82		$8.78		$8.48		$8.53		$9.69		$10.18

Total return (b)	0.87	%(c)	3.54%		(0.59%)		(5.02%)		2.91%		3.65%

Net assets at end of period (000’s)	$9,923		$10,811		$12,314		$15,071		$18,289		$17,431

Ratios/supplementary data:

Ratio of net expenses to average net assets	1.64	%(d)(e)	1.57	%(e)	1.65	%(e)	1.46%		1.36%		1.41%

Ratio of net investment income (loss) to average net assets	0.87	%(d)	0.45	%(f)	(1.04	%)(f)	2.91	%(f)	8.42	%(f)	4.95	%(f)

Portfolio turnover rate	0%		12%		36%		24%		71%		85%

(a)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period noted and may not reconcile with the aggregate gains (losses) on the Fund’s Statement of Operations due to share transactions for the same period.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not voluntarily waived advisory fees for the periods ended December 31, 2019, June 30, 2019 and 2018 (Note 3).

(c)	Not annualized
(d)	Annualized.
(e)

Ratio was determined after voluntary advisory fee waivers by the Adviser. If such fee waivers had not occurred, the ratio would have been 1.89%(d), 1.78%, and 1.65% for the periods ended December 31, 2019, June 30, 2019, and 2018, respectively (Note 3).

(f)

Ratio includes income from prepayment penalties received for IO securities of 0.49%, 3.75%, 11.29%, 6.90% and 4.57% of average daily net assets for the years ended June 30, 2019, 2018, 2017, 2016 and 2015, respectively (Note 7).

See accompanying notes to financial statements.

Cutler Emerging Markets Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2019 (Unaudited)		Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2017		Period Ended June 30, 2016(a)
Net asset value at beginning of period	$9.57		$9.62	$9.42	$8.38		$10.00

Income (loss) from investment operations:
Net investment income	0.14		0.12	0.07	0.06		0.10
Net realized and unrealized gains (losses) on investments	(0.02)		(0.05)	0.21	1.03		(1.65)
Total from investment operations	0.12		0.07	0.28	1.09		(1.55)

Less distributions from:
Net investment income	(0.17)		(0.12)	(0.08)	(0.05)		(0.07)

Net asset value at end of period	$9.52		$9.57	$9.62	$9.42		$8.38

Total return (b)	1.26	%(c)	0.80%	2.95%	13.14%		(15.43	%)(c)

Net assets at end of period (000’s)	$14,454		$14,128	$13,953	$12,112		$8,128

Ratios/supplementary data:

Ratio of total expenses to average net assets	2.18	%(e)	2.12%	2.07%	2.60%		3.85	%(e)

Ratio of net expenses to average net assets (d)	1.55	%(e)	1.55%	1.55%	1.56	%(f)	1.55	%(e)

Ratio of net investment income to average net assets (d)	3.06	%(e)	1.30%	0.78%	0.72%		1.56	%(e)

Portfolio turnover rate	1	%(c)	6%	2%	15%		10	%(c)

(a)	Represents the period from the commencement of operations (July 2, 2015) through June 30, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees (Note 3).

(c)	Not annualized.
(d)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 3).
(e)	Annualized.
(f)	Includes federal excise taxes of 0.01% of average net assets with respect to the year ended June 30, 2017.
See accompanying notes to financial statements.

The Cutler Trust
Notes to Financial Statements
December 31, 2019 (Unaudited)

1. Organization

Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of The Cutler Trust (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value.

Cutler Equity Fund seeks current income and long-term capital appreciation.

Cutler Fixed Income Fund seeks to achieve high income over the long-term.

Cutler Emerging Markets Fund seeks current income and long-term capital appreciation.

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

New Accounting Pronouncement — In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-18 does not require an accounting change for securities held at a discount, which continue to accrete to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Funds are complying with ASU 2017-08 and the impact is not deemed to be material to the Funds.

Securities Valuation — Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. When using the last sales price and when the market is considered to be active, the security will be classified within Level 1 of the fair value hierarchy (see below). In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities principally traded in non-U.S. markets that may close at different times than U.S. markets are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service. Non-exchange traded securities for which over-the-counter quotations

The Cutler Trust
Notes to Financial Statements (Unaudited) (Continued)

are available are generally valued at the closing bid price. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining the prices. Investments in shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

The Funds value securities at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Funds’ securities primarily trade but before the time as of which the Funds calculate their NAVs. In instances where the investment adviser believes that the prices received from the independent pricing service are unreliable, proprietary valuation models may be used that consider benchmark yield curves, estimated default rates, coupon rates, anticipated timing of principal repayments and other unique security features to estimate the relevant cash flows, which are discounted to calculate the fair values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The Board approves the independent pricing services used by the Funds.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Cutler Trust
Notes to Financial Statements (Unaudited) (Continued)

Fixed income securities held by Cutler Fixed Income Fund are classified as Level 2 because the values for the fixed income securities are based on prices that utilize various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

Securities of Cutler Emerging Markets Fund traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service approved by the Board. These foreign securities may be priced at their fair value because the value of the securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer-specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2019 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$164,429,666	$—	$—	$164,429,666
Money Market Funds	509,014	—	—	509,014
Total	$164,938,680	$—	$—	$164,938,680

Cutler Fixed Income Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$3,359,000	$—	$3,359,000
U.S. Government Agency Obligations	—	4,325,446	—	4,325,446
Mortgage-Backed Securities	—	46,751	—	46,751
Corporate Bonds	—	1,828,082	—	1,828,082
Money Market Funds	330,380	—	—	330,380
Total	$330,380	$9,559,279	$—	$9,889,659

The Cutler Trust
Notes to Financial Statements (Unaudited) (Continued)

Cutler Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$3,932,384	$6,170,379	$423	$10,103,186
Preferred Stocks	1,048,947	—	—	1,048,947
Exchange-Traded Funds	2,474,942	—	—	2,474,942
Money Market Funds	791,381	—	—	791,381
Total	$8,247,654	$6,170,379	$423	$14,418,456

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities held by Cutler Equity Fund and Cutler Fixed Income Fund as of or during the six months ended December 31, 2019.

The following is a reconciliation of Level 3 instruments of Cutler Emerging Markets Fund for which significant unobservable inputs were used to determine fair value for the six months ended December 31, 2019:

Investments in Securities	Value as of June 30, 2019	Received via Corporate Action	Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2019
Common stocks	$—	$428	$—	$—	$(5)	$423

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review by the board to determine the fair value of the Level 3 investments of Cutler Emerging Markets Fund.

	Fair Value at December 31, 2019	Valuation Technique	Unobservable Input[1]	Range	Impact to Valuation from an Increase in Input
Common Stocks	$423	Management’s Estimate of Future Cash Flows	N/A	N/A	N/A

[1]

Significant increases and decreases in the unobservable input used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

The Cutler Trust
Notes to Financial Statements (Unaudited) (Continued)

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its NAV per share.

Common Expenses — Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on relative net assets of each Fund or the nature of the expense and the relative applicability to each Fund.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions, Investment Income and Realized Gains and Losses — Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recorded as earned and prepayment fee income, if any, is recorded upon receipt of such income, as that is when information surrounding these transactions becomes known. Discounts and premiums on fixed income securities are amortized using the effective interest method over the estimated lives of the securities. Realized gains and losses on investments sold are determined on a specific identification basis. Withholding taxes on foreign dividends and foreign capital gains taxes, when applicable, have been recorded in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — Assets and securities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. on the respective date of such transactions.

C.

The Funds do not isolate that portion of the results of operations caused by fluctuations in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from: (1) purchases and sales of foreign currencies; (2) currency gains or losses realized between the trade and settlement dates on securities transactions; and (3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the

The Cutler Trust
Notes to Financial Statements (Unaudited) (Continued)

amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, excluding changes in foreign exchange rates on investments as discussed in Note 2. C. above, that result from changes in exchange rates.

Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly to shareholders of Cutler Equity Fund and Cutler Fixed Income Fund and are declared and paid annually to shareholders of Cutler Emerging Markets Fund. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by the Funds during the periods ended December 31, 2019 and June 30, 2019 was as follows:

	Period Ended	Ordinary Income	Long-term Capital Gains	Total Distributions
Cutler Equity Fund	12/31/2019	$1,288,801	$4,163,918	$5,452,719
	6/30/2019	$2,373,343	$5,703,795	$8,077,138

Cutler Fixed Income Fund	12/31/2019	$42,417	$—	$42,417
	6/30/2019	$—	$—	$—

Cutler Emerging Markets Fund	12/31/2019	$250,954	$—	$250,954
	6/30/2019	$171,021	$—	$171,021

Federal income tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute their net investment income and any net realized capital gains in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Cutler Trust
Notes to Financial Statements (Unaudited) (Continued)

The following information is computed on a tax basis for each item as of December 31, 2019:

	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund
Tax cost of portfolio investments and foreign currencies	$94,476,692	$9,749,946	$13,194,653
Gross unrealized appreciation	$73,667,518	$218,902	$2,156,919
Gross unrealized depreciation	(3,205,530)	(79,189)	(933,116)
Net unrealized appreciation on investments and foreign currencies	70,461,988	139,713	1,223,803
Accumulated ordinary income (loss)	(2,546)	2,455	37,323
Capital loss carryforwards	—	(2,706,946)	(170,286)
Other gains (losses)	989,915	(46)	15,390
Accumulated earnings (deficit)	$71,449,357	$(2,564,824)	$1,106,230

The difference between the federal income tax cost of portfolio investments and the financial statement cost for each Fund is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to losses deferred due to wash sales for Cutler Equity Fund, losses deferred due to wash sales and amortization of bond premiums and discounts for Cutler Fixed Income Fund and losses deferred due to wash sales and holdings classified as passive foreign investment companies (PFICs) for Cutler Emerging Markets Fund.

As of June 30, 2019, Cutler Fixed Income Fund had short-term and long-term capital loss carryforwards, with no expiration date, of $296,359 and $2,410,587, respectively. As of June 30, 2019, Cutler Emerging Markets Fund had short-term and long-term capital loss carryforwards, with no expiration date, of $104,618 and $65,668, respectively. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Cutler Trust
Notes to Financial Statements (Unaudited) (Continued)

3. Transactions with Related Parties

Investment Adviser — Cutler Investment Counsel, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to Investment Advisory Agreements, Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund pay the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75%, 0.50% and 0.85%, respectively, of average daily net assets.

The Adviser has entered into an Expense Limitation Agreement under which it has contractually agreed, until October 31, 2020, to reduce its advisory fees and to pay the ordinary operating expenses of Cutler Equity Fund and Cutler Emerging Markets Fund to the extent necessary to limit annual ordinary operating expenses to 1.15% and 1.55%, respectively, of average daily net assets. (Ordinary operating expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses.) Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Funds’ obligation, are subject to repayment by the Funds, provided that the repayment does not cause the ordinary operating expenses of Cutler Equity Fund and Cutler Emerging Markets Fund to exceed the annual expense limit of 1.15% and 1.55%, respectively, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. During the six months ended December 31, 2019, the Adviser reduced its advisory fees by $14,782 and $43,921 for Cutler Equity Fund and Cutler Emerging Markets Fund, respectively. During the six months ended December 31, 2019, the Adviser voluntarily waived $13,109 of its investment advisory fees from Cutler Fixed Income Fund. This amount is not subject to recapture in future periods.

As of December 31, 2019, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

	June 30, 2020	June 30, 2021	June 30, 2022	December 31, 2022	Total
Cutler Equity Fund	$—	$12,154	$9,649	$14,782	$36,585
Cutler Emerging Markets Fund	45,929	74,399	78,493	43,921	242,742

Certain officers of the Trust are also officers of the Adviser.

Other Service Providers — Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing

The Cutler Trust
Notes to Financial Statements (Unaudited) (Continued)

of the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Funds. The Distributor is a wholly-owned subsidiary of Ultimus.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $7,500, payable quarterly, plus a fee of $1,250 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings.

4. Shareholder Service Plan

Each Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of its average daily net assets. These fees may be paid to various financial institutions that provide shareholder and account maintenance services. During the period ended December 31, 2019, Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund paid $119,927, $10 and $0, respectively, for such services.

5. Securities Transactions

During the period ended December 31, 2019, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $2,499,010 and $8,651,647, respectively, for Cutler Equity Fund; $0 and $0, respectively, for Cutler Fixed Income Fund; and $101,026 and $237,858, respectively, for Cutler Emerging Markets Fund.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Risks Associated with Mortgage-Backed Securities

Cutler Fixed Income Fund invests in mortgage-backed securities, which are subject to default risk and prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective

The Cutler Trust
Notes to Financial Statements (Unaudited) (Continued)

maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs are more volatile and sensitive to the rate of prepayments than other types of mortgage-backed securities, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate or economic environment. As of December 31, 2019, less than 0.1% of the value of Cutler Fixed Income Fund’s net assets were invested in IO classes of various SMBS. Payments received, if any, from IOs are included in interest income on the Fund’s Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments, if any, are included in interest income on the Fund’s Statement of Operations.

8. Risks Associated with Emerging Markets

In seeking to meet its investment objective, under normal conditions, at least 80% of Cutler Emerging Markets Fund’s assets will be invested in a diversified portfolio of securities of issuers whose principal activities are in, or economically tied to, emerging markets countries selected in accordance with the Adviser’s long standing dividend focused investment philosophy. Accordingly, Cutler Emerging Markets Fund is subject to the following investment risks:

Foreign Investment Risk — Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Emerging Markets Risk — The economies of emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of emerging market countries may be less stable than the governments of more developed countries. Countries in the emerging markets generally have less developed securities markets or exchanges, and less developed legal and accounting systems, reduced availability of public information, and lack of uniform financial reporting and regulatory practices, which in turn may adversely impact Cutler Emerging Markets Fund’s ability to calculate accurately the intrinsic value of the securities. Securities of emerging market companies may be less liquid and more volatile than securities in countries with more mature markets. The value of emerging

The Cutler Trust
Notes to Financial Statements (Unaudited) (Continued)

market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in emerging market countries may be considered speculative and higher risk.

Currency Risk — Because Cutler Emerging Markets Fund holds securities valued in foreign currencies and holds foreign currencies when it purchases and sells foreign securities, changes in exchange rates will impact the value of the Fund’s assets. Thus, investments in foreign securities involve currency risk, which is the risk that the values of the foreign securities and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

9. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the following:

On February 19, 2020, the Board of Trustees approved the liquidation of Cutler Fixed Income Fund and Cutler Emerging Markets Fund, subject to approval by shareholders of the respective Funds. The shareholder meeting seeking such approval will be held on April 28, 2020 with a proposed liquidation date of May 28, 2020. Shareholders of record on March 5, 2020 will be entitled to notice of, and to vote at, the shareholder meeting with respect to the liquidation of the Fund in which they hold shares.

The Cutler Trust
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2019 through December 31, 2019).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Cutler Trust
About Your FundS’ Expenses (Unaudited) (Continued)

More information about the Funds’ expenses, including annual expense ratios for the past five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Net Expense Ratio(a)	Expenses Paid During Period(b)
Cutler Equity Fund
Based on Actual	$ 1,000.00	$ 1,094.20	1.15%	$ 6.07
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.41	1.15%	$ 5.85
Cutler Fixed Income Fund
Based on Actual	$ 1,000.00	$ 1,008.70	1.64%	$ 8.30
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,016.94	1.64%	$ 8.34
Cutler Emerging Markets Fund
Based on Actual	$ 1,000.00	$ 1,012.60	1.55%	$ 7.86
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,017.39	1.55%	$ 7.88

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, muliplied by 184/365 (to reflect the one-half year period).

The Cutler Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available without charge, upon request, by calling 1-800-228-8537 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC’s website at www.sec.gov.

Form N-Q Information

The Trust files a complete listing of the Funds’ portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. The filings are available without charge, upon request, by calling 1-800-228-8537. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

Rev. August 2010

Privacy Notice
FACTS	WHAT DOES THE CUTLER TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Cutler Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Cutler Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-288-5374

Who we are
Who is providing this notice?	The Cutler Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does The Cutler Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Cutler Trust collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Cutler Investment Counsel, LLC, the investment adviser to The Cutler Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Cutler Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Cutler Trust does not jointly market.

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CUTLER INVESTMENT COUNSEL, LLC

INVESTMENT ADVISER TO THE TRUST

525 Bigham Knoll
Jacksonville, OR 97530
(800)228-8537 ● (541)770-9000
Fax:(541)779-0006
info@cutler.com

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a) Not applicable [schedule filed with Item 1]

(b) Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 4, 2020

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer, Principal Financial Officer and Principal Accounting Officer

Date	March 4, 2020

*	Print the name and title of each signing officer under his or her signature.